Organization, Description of Business and Basis of Presentation (Details Narrative)				1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	May 03, 2023 USD ($) a $ / shares shares	Oct. 24, 2022 $ / shares shares	Sep. 15, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Aug. 15, 2023 a	Dec. 17, 2021 USD ($)	Aug. 06, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Number of common stock converted | shares						202,500
Common stock, par value | $ / shares					$ 0.01	$ 0.01	$ 0.01	$ 0.01
Area of land | a	3,157
Payments to acquire land held for use	$ 3,000,000
Share price | $ / shares					$ 0.25	$ 0.25
Net Income (Loss) Attributable to Parent				$ 32,723	$ 21,146,803	$ 21,211,195
Cash and Cash Equivalents, at Carrying Value					8,551,483	8,551,483	$ 79,845	$ 79,845
[custom:WorkingCapitalSurplus-0]					1,900,000	1,900,000
Retained Earnings (Accumulated Deficit)					$ 20,986,010	$ 20,986,010
Shares issued | shares					175,961,698	175,961,698
Payment for deposit on mining equiment						$ 169,097
Cash	$ 42,360
Issuance of common stock and warrants					$ 9,928,262
Creek Road Miners Inc [Member]
Property, Plant and Equipment [Line Items]
Common stock, par value | $ / shares		$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001
Net Income (Loss) Attributable to Parent								$ 13,418,814	$ 17,270,703
Cash and Cash Equivalents, at Carrying Value							$ 246,358	246,358	2,785,188
Retained Earnings (Accumulated Deficit)							$ 60,728,664	$ 60,728,664	$ 47,309,849
Sale of assets			$ 1,500,000
Gain on transaction			$ 1,130,740
Shares issued | shares		2,000,000					12,246,036	12,246,036	8,191,382
Stock conversion description		(B) the product of (x) the number of issued and outstanding shares of common stock immediately following the consummation of the Restructuring Transactions (as defined below) by the Company multiplied by (y) 33.33% to the members of Prairie (the “Prairie Members”) and (b) convert certain options to purchase membership interests of Prairie into restricted performance-based options to purchase, in the aggregate, 8,000,000 shares of common stock for $0.25 per share only exercisable if specific production hurdles are achieved.
Miners description								we had 510 Bitmain S19J Pro miners with 51.0 Ph/s of hashing capacity and 270 Bitmain S19 miners with 24.3 Ph/s of hashing capacity, none of which were in service.
Remaining estimated mining payment due							$ 47,600	$ 47,600
Changes in market price of bitcoin description								the market price of Bitcoin was $16,547, which reflects a decrease of approximately 60% since the beginning of 2022, and of approximately 75% from its all-time high of approximately $67,000. In addition, the cost of natural gas that we use to produce electricity to power our miners has increased substantially. The cost of natural gas in the United States during 2022 has increased by as much as approximately 260% since the beginning of 2022.
Bitcoin market price							16,547	$ 16,547
Creek Road Miners Inc [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Bitcoin market price							67,000	67,000
Prairie Operating Co LLC [Member]
Property, Plant and Equipment [Line Items]
Net Income (Loss) Attributable to Parent							461,520
Cash and Cash Equivalents, at Carrying Value							79,845	79,845
Retained Earnings (Accumulated Deficit)							381,520	381,520
Prairie Operating Co LLC [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Area of land | a	23,485
Asset Purchase Agreement [Member] | Creek Road Miners Inc [Member]
Property, Plant and Equipment [Line Items]
Deferred revenue and other liabilities												$ 722,429
Bitmain Agreement [Member] | Creek Road Miners Inc [Member]
Property, Plant and Equipment [Line Items]
Market price per miner											$ 11,250
Initial total reference price											$ 6,762,000
Payment for deposit on mining equiment								3,969,000
Remaining estimated mining payment due							$ 47,600	$ 47,600
Original Debentures [Member]
Property, Plant and Equipment [Line Items]
Warrant coverage percentage	100.00%
Series D Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Preferred stock, par value | $ / shares	$ 0.01				$ 0.01	$ 0.01	$ 0.01	$ 0.01
Share price | $ / shares	$ 0.175
Issuance of common stock and warrants	$ 3,209,196
Series D Preferred Stock [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Share price | $ / shares	$ 0.2975
PIPE Investor [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of property held for sale	$ 17,300,000
Exok [Member]
Property, Plant and Equipment [Line Items]
Area of land | a	4,494									32,695
Exok [Member] | Prairie Operating Co LLC [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Area of land | a	37,030
Payments to acquire land held for use	$ 28,182,000
Cash	24,000,000
Issuance of common stock and warrants	$ 4,182,000
Member Units [Member]
Property, Plant and Equipment [Line Items]
Number of common stock converted | shares	65,647,676
Common stock, par value | $ / shares	$ 0.01
Common Stock [Member]
Property, Plant and Equipment [Line Items]
Issuance of common stock and warrants					$ 1,103,140
Common Stock [Member] | Creek Road Miners Inc [Member]
Property, Plant and Equipment [Line Items]
Number of common stock converted | shares								1,338,456	500,000
Net Income (Loss) Attributable to Parent
Common Stock [Member] | Series D Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Share price | $ / shares	$ 1,000